Related Party Transactions and Balances	12 Months Ended
Jun. 30, 2025
Related Party Transactions and Balances [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

NOTE 11– RELATED PARTY TRANSACTIONS AND BALANCES

The table below sets forth the major related parties and their relationships with the Company as of June 30, 2025 and 2024:

Name of related parties	Relationship with the Company
Zhen Fan	A shareholder of the Company
Lei Xu	A shareholder of the Company

	June 30,
	2025	2024
Amounts due to related parties
Zhen Fan	$6,187	$6,187
Lei Xu	55,933	—
Amounts due to related parties, net	$62,120	$6,187

In the 2025 fiscal year, the bonuses awarded by the company to Fan Zhen and Xu Lei were $290,000 and $200,000, respectively.